Filed pursuant to Rule 497(e)
                                      Registration Nos. 333-210186 and 811-23147



CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                  May 8, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:            First Trust Exchange-Traded Fund VIII
                      (File Nos. 333-210186 and 811-23147)
              ---------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VIII (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement to the Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(e) on May 6, 2020. The Registration Statement relates to the First Trust TCW Opportunistic Fixed Income ETF and First Trust TCW Unconstrained Plus Bond ETF, each a series of the Registrant.

     If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP



                                            By: /s/ Morrison C. Warren
                                                _____________________________
                                                    Morrison C. Warren




Enclosures